Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Level 1 USD ($)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2010 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Trading securities USD ($)	Mar. 31, 2011 Level 1 Trading securities JPY (¥)	Mar. 31, 2010 Level 1 Trading securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities USD ($)	Mar. 31, 2011 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2010 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2010 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2010 Level 1 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2010 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2010 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2011 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2010 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 1 Other securities USD ($)	Mar. 31, 2010 Level 1 Other securities JPY (¥)	Mar. 31, 2011 Level 1 Other securities Investment funds USD ($)	Mar. 31, 2010 Level 1 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 1 Interest rate swap agreements USD ($)	Mar. 31, 2010 Level 1 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 1 Foreign currency swap agreements USD ($)	Mar. 31, 2010 Level 1 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Credit derivatives held/written USD ($)	Mar. 31, 2010 Level 1 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Level 1 Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Level 1 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Level 2 USD ($)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2010 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Trading securities USD ($)	Mar. 31, 2011 Level 2 Trading securities JPY (¥)	Mar. 31, 2010 Level 2 Trading securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2010 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2011 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2010 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 2 Other securities USD ($)	Mar. 31, 2011 Level 2 Other securities JPY (¥)	Mar. 31, 2010 Level 2 Other securities JPY (¥)	Mar. 31, 2011 Level 2 Other securities Investment funds USD ($)	Mar. 31, 2011 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2010 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 2 Interest rate swap agreements USD ($)	Mar. 31, 2011 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 2 Foreign currency swap agreements USD ($)	Mar. 31, 2011 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Credit derivatives held/written USD ($)	Mar. 31, 2011 Level 2 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Level 2 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Level 2 Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Level 2 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Level 2 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Trading securities USD ($)	Mar. 31, 2010 Level 3 Trading securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities USD ($)	Mar. 31, 2011 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2010 Level 3 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2010 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2011 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2010 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2011 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2010 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2011 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2010 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2010 Level 3 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 3 Other securities USD ($)	Mar. 31, 2010 Level 3 Other securities JPY (¥)	Mar. 31, 2011 Level 3 Other securities Investment funds USD ($)	Mar. 31, 2010 Level 3 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 3 Interest rate swap agreements USD ($)	Mar. 31, 2010 Level 3 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2010 Level 3 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 3 Foreign currency swap agreements USD ($)	Mar. 31, 2010 Level 3 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Credit derivatives held/written USD ($)	Mar. 31, 2011 Level 3 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Level 3 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Level 3 Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Level 3 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Level 3 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Trading securities USD ($)	Mar. 31, 2011 Trading securities JPY (¥)	Mar. 31, 2010 Trading securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities USD ($)	Mar. 31, 2010 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2010 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2010 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2010 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Other securities USD ($)	Mar. 31, 2010 Other securities JPY (¥)	Mar. 31, 2011 Other securities Investment funds USD ($)	Mar. 31, 2011 Other securities Investment funds JPY (¥)	Mar. 31, 2010 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Interest rate swap agreements USD ($)	Mar. 31, 2010 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2010 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Foreign currency swap agreements USD ($)	Mar. 31, 2010 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Credit derivatives held/written USD ($)	Mar. 31, 2010 Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Options Held (Written), Caps Held and Other USD ($)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments							$ 9	¥ 763	¥ 1,157	$ 901	¥ 74,914	¥ 67,224	$ 241	¥ 19,995	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 660	¥ 54,919	¥ 67,224	$ 0	¥ 0	$ 0	¥ 0															$ 857	¥ 71,228	¥ 48,386	$ 5,926	¥ 492,820	¥ 376,206	$ 1,796	¥ 149,350	¥ 146,453	$ 420	¥ 34,968	¥ 19,247	$ 3,481	¥ 289,459	¥ 192,450	$ 0	¥ 0	$ 31	¥ 2,591	¥ 700	$ 198	¥ 16,452	¥ 17,356	$ 121	¥ 10,023	¥ 14,692	$ 121	¥ 10,023	¥ 14,692																			$ 0	¥ 53	$ 3,797	¥ 315,676	¥ 401,804	$ 0	¥ 0	$ 0	¥ 0	$ 31	¥ 2,573	¥ 6,841	$ 2,674	¥ 222,314	¥ 246,305	$ 1,092	¥ 90,789	¥ 148,658	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0													$ 866	¥ 71,991	¥ 49,596	¥ 883,410	$ 10,624	¥ 845,234	¥ 169,345	$ 2,037	¥ 146,453	¥ 34,968	$ 420	¥ 19,247	¥ 292,032	$ 3,512	¥ 199,291	$ 2,674	¥ 222,314	¥ 246,305	$ 1,123	¥ 93,380	¥ 149,358	¥ 71,371	$ 858	¥ 84,580	¥ 10,023	$ 121	¥ 14,692	$ 121	¥ 10,023	¥ 14,692
Derivative assets	276	22,985	17,074	16	1,306	1,015																									0	0	16	1,306	1,013	0	0	0	0	2	0	222	18,497	15,531																														25	2,070	192	16	1,327	1,062	177	14,766	13,724	0	1	0	553	4	333	38	3,182	528																									0	0	0	0	0	0	1	48	528	0	37	3,134																															2,070	25	192	2,633	32	2,075	14,766	177	13,724	49	1	528	555	3,467	41
Financial assets	11,887	988,409	926,596	926	76,983	69,396																																				7,126	592,568	454,815																																													3,835	318,858	402,385
Derivative liabilities	506	42,076	31,975	12	977	660																									0	0	12	977	660	0	0	0	0	0	0	491	40,863	31,280																														16	1,320	2,956	48	3,991	5,077	402	33,481	23,053	0	0	5	189	25	2,071	3	236	35																									0	0	0	0	0	0	3	236	35	0	0	0																															1,320	16	2,956	4,968	60	5,737	33,481	402	23,053	236	3	40	189	2,071	25
Financial liabilities	$ 506	¥ 42,076	¥ 31,975	$ 12	¥ 977	¥ 660																																				$ 491	¥ 40,863	¥ 31,280																																													$ 3	¥ 236	¥ 35